FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	COMMUNICATIONS — 7.6%
4,715	Alphabet, Inc. - Class A	$729,128
233	Booking Holdings, Inc.	1,073,410
7,185	Electronic Arts, Inc.	1,038,376
1,870	Meta Platforms, Inc. - Class A	1,077,793
		3,918,707
	CONSUMER DISCRETIONARY — 10.0%
6,665	DR Horton, Inc.[1]	847,321
17,099	eBay, Inc.	1,158,115
6,660	Lennar Corp. - Class A1	764,435
5,541	NIKE, Inc. - Class B1	351,743
8,542	PulteGroup, Inc.	878,118
5,324	Ross Stores, Inc.	680,354
2,955	Williams-Sonoma, Inc.[1]	467,185
		5,147,271
	CONSUMER STAPLES — 1.7%
7,964	Archer-Daniels-Midland Co.	382,351
533	Costco Wholesale Corp.	504,101
		886,452
	ENERGY — 5.4%
12,175	Baker Hughes Co.	535,091
8,417	Coterra Energy, Inc.	243,251
1,288	Diamondback Energy, Inc.	205,926
5,941	EOG Resources, Inc.[1]	761,874
2,640	Expand Energy Corp.[1]	293,885
6,509	Exxon Mobil Corp.[1]	774,115
		2,814,142
	FINANCIALS — 37.7%
9,770	Aflac, Inc.[1]	1,086,326
3,751	American Express Co.[1]	1,009,207
1,588	Ameriprise Financial, Inc.	768,767
6,003	Bank of America Corp.[1]	250,505
14,035	Bank of New York Mellon Corp.	1,177,115
1,128	BlackRock, Inc.	1,067,629
3,647	Chubb Ltd.[1,2]	1,101,358
1,721	Cincinnati Financial Corp.	254,226
16,729	Corebridge Financial, Inc.	528,135
11,526	East West Bancorp, Inc.[1]	1,034,574
4,796	Equitable Holdings, Inc.[1]	249,824
1,964	Everest Group Ltd.[2]	713,580
6,415	Fifth Third Bancorp[1]	251,468

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,945	Hartford Insurance Group, Inc.[1]	$1,106,765
2,792	Jackson Financial, Inc. - Class A1	233,914
4,401	JPMorgan Chase & Co.[1]	1,079,565
6,765	Lincoln National Corp.	242,931
4,419	M&T Bank Corp.[1]	789,896
516	Mastercard, Inc. - Class A1	282,830
2,474	Northern Trust Corp.	244,060
1,375	PNC Financial Services Group, Inc.	241,684
5,432	Raymond James Financial, Inc.	754,559
12,406	Regions Financial Corp.[1]	269,582
2,659	State Street Corp.	238,060
18,901	Synchrony Financial[1]	1,000,619
3,156	Travelers Cos., Inc.	834,636
15,767	Unum Group	1,284,380
3,390	Visa, Inc. - Class A1	1,188,059
1,993	Wintrust Financial Corp.	224,133
		19,508,387
	HEALTH CARE — 2.9%
1,912	Abbott Laboratories	253,627
2,238	Elevance Health, Inc.[1]	973,440
421	McKesson Corp.	283,329
		1,510,396
	INDUSTRIALS — 9.6%
3,624	Automatic Data Processing, Inc.	1,107,241
1,275	General Electric Co. DBA GE Aerospace	255,191
14,226	Mueller Industries, Inc.[1]	1,083,167
2,798	Old Dominion Freight Line, Inc.[1]	462,929
9,656	PACCAR, Inc.[1]	940,205
3,282	Snap-on, Inc.[1]	1,106,067
		4,954,800
	MATERIALS — 3.8%
1,195	Carlisle Cos., Inc.	406,898
9,102	CF Industries Holdings, Inc.[1]	711,321
3,076	Nucor Corp.[1]	370,166
798	Reliance, Inc.[1]	230,423
1,793	Steel Dynamics, Inc.[1]	224,268
		1,943,076
	TECHNOLOGY — 18.9%
3,101	Accenture PLC[1,2]	967,636
4,596	Apple, Inc.[1]	1,020,910

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
5,633	Applied Materials, Inc.[1]	$817,461
14,778	Cisco Systems, Inc.[1]	911,950
13,442	Cognizant Technology Solutions Corp. - Class A1	1,028,313
1,465	Garmin Ltd.[1,2]	318,095
797	KLA Corp.[1]	541,801
3,438	Lam Research Corp.[1]	249,943
2,495	Microsoft Corp.[1]	936,598
432	Monolithic Power Systems, Inc.	250,551
4,101	NVIDIA Corp.	444,466
3,931	Paycom Software, Inc.	858,845
4,590	QUALCOMM, Inc.[1]	705,070
2,713	Salesforce, Inc.	728,061
		9,779,700
	TOTAL COMMON STOCKS (Cost $53,034,324)	50,462,931

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 13.9%
	CALL OPTIONS — 3.0%
	S&P 500 Index
37	Exercise Price: $6,000.01, Notional Amount: $22,200,037, Expiration Date: November 13, 2026*	1,565,110
	TOTAL CALL OPTIONS (Cost $2,863,865)	1,565,110

	PUT OPTIONS — 10.9%
	iShares Core S&P 500 Index ETF
17	Exercise Price: $596.93, Notional Amount: $1,014,781, Expiration Date: November 13, 2026*	87,151
	S&P 500 Index
37	Exercise Price: $5,000.01, Notional Amount: $18,500,037, Expiration Date: November 13, 2026*	814,007
93	Exercise Price: $5,969.34, Notional Amount: $55,514,862, Expiration Date: November 13, 2026*	4,742,002

FT Vest Rising Dividend Achievers Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Contracts		Value
	PUT OPTIONS (Continued)
	TOTAL PUT OPTIONS (Cost $3,989,291)	$5,643,160
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $6,853,156)	7,208,270
	TOTAL INVESTMENTS — 111.5% (Cost $59,887,480)	57,671,201

	Liabilities in Excess of Other Assets — (11.5)%	(5,945,046)
	TOTAL NET ASSETS — 100.0%	$51,726,155
	WRITTEN OPTIONS CONTRACTS — (11.7)%
	CALL OPTIONS — (8.0)%
	S&P 500 Index
(26)	Exercise Price: $5,580.00, Notional Amount: $(14,508,000), Expiration Date: April 4, 2025*	(205,660)
(37)	Exercise Price: $5,000.01, Notional Amount: $(18,500,037), Expiration Date: November 13, 2026*	(3,907,501)
	TOTAL CALL OPTIONS (Proceeds $5,677,906)	(4,113,161)
	PUT OPTIONS — (3.7)%
	S&P 500 Index
(37)	Exercise Price: $5,000.01, Notional Amount: $(18,500,037), Expiration Date: November 13, 2026*	(1,933,000)
	TOTAL PUT OPTIONS (Proceeds $1,368,935)	(1,933,000)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $7,046,841)	$(6,046,161)

ETF — Exchange-Traded Fund
PLC — Public Limited Company

* Non-income producing security.

[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $9,165,793, which represents 17.72% of the total net assets of the Fund.

[2] Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

PORTFOLIO COMPOSITION

As of March 31, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Bermuda	$713,580	1.4%
Ireland	967,636	1.9%
Switzerland	1,419,453	2.7%
United States	54,570,532	105.5%
Total Investments	57,671,201	111.5%
Liabilities in Excess of Other Assets	(5,945,046)	(11.5)%
Total Net Assets	$51,726,155	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

SUMMARY OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	37.7%
Technology	18.9%
Consumer Discretionary	10.0%
Industrials	9.6%
Communications	7.6%
Energy	5.4%
Materials	3.8%
Health Care	2.9%
Consumer Staples	1.7%
Total Common Stocks	97.6%
Purchased Options Contracts	13.9%
Total Investments	111.5%
Liabilities in Excess of Other Assets	(11.5)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as FLEX Options, are typically valued using a model-based price provided by a third-party pricing service provider. For FLEX Options held by the Fund, on days when a trade occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

First Trust Portfolios L.P., the Fund’s placement agent, is under no duty to verify any valuations of the Fund’s investments.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with the generally accepted accounting principles of the United States of America and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Rising Dividend Achievers Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$50,462,931	$-	$-	$50,462,931
Total Investments	50,462,931	-	-	50,462,931
Purchased Options Contracts	-	7,208,270	-	7,208,270
Total Investments and Options	$50,462,931	$7,208,270	$-	$57,671,201

Liabilities
Written Options Contracts	$205,660	$5,840,501	$-	$6,046,161
Total Written Options Contracts	$205,660	$5,840,501	$-	$6,046,161

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.